Financial Instruments	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Financial Instruments

Note 6. Financial Instruments

Fair Value Measurements

FASB ASC Topic 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value, as follows:

Level 1 – Observable inputs such as quoted prices in active markets for identical assets or liabilities;

Level 2 – Observable inputs, other than Level 1 inputs in active markets, that are observable either directly or indirectly; and

Level 3 – Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The Company’s swap contracts and options (caps) and forward-exchange contracts are not traded on a market exchange; therefore, the fair values are determined using valuation models that include assumptions about yield curve at the reporting dates as well as counter-party credit risk. The assumptions are generally derived from market-observable data. The Company has consistently applied these calculation techniques to all periods presented, which are considered Level 2.

Derivative instruments measured at fair value and their classification on the condensed consolidated balances sheets and condensed consolidated statements of operations are as follows (in thousands):

		Derivative – Fair Value (Level 2)
Type of Derivative Contract	Balance Sheet Classification	June 30, 2012	December 31, 2012
Swap Contracts and Options (Caps and Collars)	Trade payables and accrued liabilities	$(1,539)	$(1,971)
Forward-Exchange Contracts	Trade payables and accrued liabilities	(102)	(147)

		Quarter Ended December 31,		Six Months Ended December 31,
Type of Derivative Contract	Statement of Operations Classification	2011	2012	2011	2012
Swap Contracts and Options (Caps and Collars)	Unrealized loss included in interest expense	$(68)	$—	$(603)	$(80)
Forward-Exchange Contracts	Unrealized foreign currency exchange gain (loss) and other	(794)	263	155	(86)

Interest Rate Swap Contracts

The Company’s exposure to market risk for changes in interest rates relates primarily to its senior and other debt obligations. The Company’s policy is to manage its interest expense by using a mix of fixed and variable rate debt.

To manage its exposure to variable interest rates in a cost-efficient manner, the Company enters into interest rate swaps and interest rate options, in which the Company agrees to exchange, at specified intervals, the difference between fixed and variable interest amounts calculated by reference to an agreed-upon notional principal amount. These swaps and options are designated to hedge changes in the interest rate of a portion of the ANZ outstanding borrowings. The Company believes that financial instruments designated as interest rate hedges were highly effective; however, prior to August 2012, documentation of such, as required by FASB ASC Topic 815, Derivatives and Hedging, did not exist. Therefore, all movements in the fair values of these hedges prior to August 2012 were reported in the consolidated statements of operations in the periods in which fair values change. In August 2012, the Company entered into an interest swap contract that met documentation requirements and, as such, it was designated as a cash flow hedge. This cash flow hedge was determined to be fully effective in FY 2013 and, therefore, changes in its fair value were recorded in accumulated other comprehensive income. The Company expects this derivative to remain fully effective during the remaining term of the swap and no amount of ineffectiveness has been recorded in the condensed consolidated statement of operations. However, should any portion of the hedge be considered ineffective, such amounts included in accumulated other comprehensive income would be reclassified to current earnings.

The Company’s interest rate swap and option (cap and collar) contracts are not traded on a market exchange; therefore, the fair values are determined using valuation models which include assumptions about the interest rate yield curve at the reporting dates (Level 2 fair value measurement). As of June 30, 2012, there was one open interest rate swap contract and one open interest rate option (collar) contract; and, as of December 31, 2012, there was one open interest rate swap contract that was designated as a cash flow hedge and matures in June 2017, as follows (dollars in thousands):

	June 30, 2012		December 31, 2012
	Swap	Option (Collar)	Swap	Option (Collar)
Notional amounts	$15,242	$25,403	$51,870	$—
Fixed/Strike Rates	6.25%	6.25%	3.98%	—%
Floating Rates	5.47%	5.47%	3.17%	—%
Fair Value of Combined Contracts	$(587)	$(952)	$(1,971)	$—

Foreign Currency Risk

The Company has transactional currency exposures. Such exposure arises from sales or purchases in currencies other than the functional currency. The currency giving rise to this risk is primarily U.S. dollars. Royal Wolf has a bank account denominated in U.S. dollars into which a small number of customers pay their debts. This is a natural hedge against fluctuations in the exchange rate. The funds are then used to pay suppliers, avoiding the need to convert to Australian dollars. Royal Wolf uses forward currency contracts and options to eliminate the currency exposures on the majority of its transactions denominated in foreign currencies, either by transaction if the amount is significant, or on a general cash flow hedge basis. The forward currency contracts and options are always in the same currency as the hedged item. The Company believes that financial instruments designated as foreign currency hedges are highly effective. However documentation of such as required by ASC Topic 815 does not exist. Therefore, all movements in the fair values of these hedges are reported in the statement of operations in the period in which fair values change. As of June 30, 2012, there were 12 open forward exchange contracts; and, as of December 31, 2012, there were 35 open forward exchange contracts that mature between January 2013 and August 2013, as follows (dollars in thousands):

	June 30, 2012		December 31, 2012
	Forward Exchange	Currency Option	Forward Exchange	Currency Option
Notional amounts	$7,096	$—	$9,541	$—
Exchange/Strike Rates (AUD to USD)	0.9702 – 1.0201	—	0.9656 – 1.0346	—
Fair Value of Combined Contracts	$(102)	$—	$(147)	$—

In FY 2012 and FY 2013, net unrealized and realized foreign exchange gains (losses) totaled $(710,000) and $757,000, and $105,000 and $162,000, respectively. For the quarter ended December 31, 2011 and 2012, net unrealized and realized foreign exchange gains (losses) totaled $(756,000) and $759,000, and $(255,000) and $25,000, respectively.

Fair Value of Other Financial Instruments

The fair value of the Company’s borrowings under its senior credit facilities and Laminar Note was determined based on level 3 inputs including a search for debt issuances with maturities comparable to the Company’s debt (“Debt Issuances with Upcoming Call Dates”), a comparison to a group of comparable industry debt issuances (“Industry Comparable Debt Issuances”) and a study of credit (“Credit Spread Analysis”) as of June 30, 2012. Under the Debt Issuances with Upcoming Call Dates, the Company performed a Yield-to-Worse analysis on debt issuances with call dates that were comparable to the maturity dates of the Company’s borrowings. Under the Industry Comparable Debt Issuance method, the Company compared the debt facilities to several industry comparable debt issuances. This method consisted of an analysis of the offering yields compared to the current yields on publicly traded debt securities. Under the Credit Spread Analysis, the Company first examined the implied credit spreads of the United States Federal Reserve. Based on this analysis the Company was able to assess the credit market. The fair value of the Company’s senior credit facilities and Laminar Note as of June 30, 2012 was determined to be approximately $174,200,000. The Company also determined that the fair value of its other debt of $1,132,000 at June 30, 2012 approximated or would not vary significantly from their carrying values. Based on the refinancing at Pac-Van (see Note 5) and acquisition of Southern Frac (see Note 4), current market conditions and other factors, the Company has determined that the fair value of the Wells Fargo Credit Facility, Wells Fargo SF Credit Facility, ANZ senior credit facility and other debt at December 31, 2012 approximates or would not vary significantly from their carrying values.

Under the provisions of FASB ASC Topic 825, Financial Instruments, the carrying value of the Company’s other financial instruments (consisting primarily of cash and cash equivalents, net receivables, trade payables and accrued liabilities) approximate fair value.

Note 6. Financial Instruments

Fair Value Measurements

FASB ASC Topic 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value, as follows:

Level 1 – Observable inputs such as quoted prices in active markets for identical assets or liabilities;

Level 2 – Observable inputs, other than Level 1 inputs in active markets, that are observable either directly or indirectly; and

Level 3 – Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The Company’s swap contracts and options (caps) and forward-exchange contracts are not traded on a market exchange; therefore, the fair values are determined using valuation models that include assumptions about yield curve at the reporting dates as well as counter-party credit risk. The assumptions are generally derived from market-observable data. The Company has consistently applied these calculation techniques to all periods presented, which are considered Level 2.

Derivative instruments measured at fair value and their classification on the consolidated balances sheets and consolidated statements of operations are as follows (in thousands):

		Derivative – Fair Value (Level 2)
Type of Derivative Contract	Balance Sheet Classification	June 30, 2011	June 30, 2012
Swap Contracts and Options (Caps and Collars)	Trade payables and accrued liabilities	$(743)	$(1,539)
Forward-Exchange Contracts	Trade payables and accrued liabilities	(401)	(102)

Type of Derivative Contract	Statement of Operations Classification	Year Ended June 30, 2011	Year Ended June 30, 2012
Swap Contracts and Options (Caps and Collars)	Unrealized gain (loss) included in interest expense	$697	$(816)
Forward-Exchange Contracts	Unrealized foreign currency exchange gain (loss) and other	(387)	132

Interest Rate Swap Contracts

The Company’s exposure to market risk for changes in interest rates relates primarily to its long-term debt obligations. The Company’s policy is to manage its interest expense by using a mix of fixed and variable rate debt.

To manage its exposure to variable interest rates in a cost-efficient manner, the Company enters into interest rate swaps and interest rate options, in which the Company agrees to exchange, at specified intervals, the difference between fixed and variable interest amounts calculated by reference to an agreed-upon notional principal amount. These swaps and options are designated to hedge changes in the interest rate of a portion of the ANZ outstanding borrowings. The Company believes that financial instruments designated as interest rate hedges are highly effective. However, documentation of such, as required by FASB ASC Topic 815, Derivatives and Hedging, does not exist. Therefore, all movements in the fair values of these hedges are reported in the statement of operations in the period in which fair values change.

The Company’s interest rate swap and option (cap and collar) contracts are not traded on a market exchange; therefore, the fair values are determined using valuation models which include assumptions about the interest rate yield curve at the reporting dates (Level 2 fair value measurement). As of June 30, 2011, there were three open interest rate swap contracts and two open interest rate option (cap) contracts; and, as of June 30, 2012, there was one open interest rate swap contract and one open interest rate option (collar) contract that mature in June 2014, as follows (dollars in thousands):

	June 30, 2011		June 30, 2012
	Swap	Option (Cap)	Swap	Option (Collar)
Notional amounts	$23,543	$14,161	$15,242	$25,403
Fixed/Strike Rates	7.19% – 8.22%	7.19% – 7.98%	6.25%	6.25%
Floating Rates	7.01%	7.01%	5.47%	5.47%
Fair Value of Combined Contracts	$(743)	$—	$(587)	$(952)

Foreign Currency Risk

The Company has transactional currency exposures. Such exposure arises from sales or purchases in currencies other than the functional currency. The currency giving rise to this risk is primarily U.S. dollars. Royal Wolf has a bank account denominated in U.S. dollars into which a small number of customers pay their debts. This is a natural hedge against fluctuations in the exchange rate. The funds are then used to pay suppliers, avoiding the need to convert to Australian dollars. Royal Wolf uses forward currency contracts and options to eliminate the currency exposures on the majority of its transactions denominated in foreign currencies, either by transaction if the amount is significant, or on a general cash flow hedge basis. The forward currency contracts and options are always in the same currency as the hedged item. The Company believes that financial instruments designated as foreign currency hedges are highly effective. However documentation of such as required by ASC Topic 815 does not exist. Therefore, all movements in the fair values of these hedges are reported in the statement of operations in the period in which fair values change. As of June 30, 2011, there were 25 open forward exchange contracts; and, as of June 30, 2012, there were 12 open forward exchange contracts that mature between August 2012 and April 2013, as follows (dollars in thousands):

	June 30, 2011		June 30, 2012
	Forward Exchange	Currency Option	Forward Exchange	Currency Option
Notional amounts	$11,452	$—	$7,096	$—
Exchange/Strike Rates (AUD to USD)	0.9973 –1.0465	—	0.9702 –1.0201	—
Fair Value of Combined Contracts	$(401)	$—	$(102)	—

In FY 2011 and FY 2012, the Company also had certain U.S. dollar-denominated debt at Royal Wolf, including intercompany borrowings, which are remeasured at each financial reporting date with the impact of the remeasurement being recorded in our consolidated statements of operations. Prior to FY 2012, unrealized gains and losses resulting from such remeasurement due to changes in the Australian exchange rate to the U.S. dollar had a significant impact in the Company’s reported results of operations, as well as any realized gains and losses from the payments on such U.S. dollar-denominated debt and intercompany borrowings. In FY 2011 and FY 2012, net unrealized and realized foreign exchange gains (losses) totaled $(9,026,000) and $13,540,000, and $(712,000) and $893,000, respectively.

Fair Value of Other Financial Instruments

The fair value of the Company’s borrowings under its senior credit facilities and Laminar Note was determined based on level 3 inputs including a search for debt issuances with maturities comparable to the Company’s debt (“Debt Issuances with Upcoming Call Dates”), a comparison to a group of comparable industry debt issuances (“Industry Comparable Debt Issuances”) and a study of credit (“Credit Spread Analysis”) as of June 30, 2012. Under the Debt Issuances with Upcoming Call Dates, the Company performed a Yield-to-Worse analysis on debt issuances with call dates that were comparable to the maturity dates of the Company’s borrowings. Under the Industry Comparable Debt Issuance method, the Company compared the debt facilities to several industry comparable debt issuances. This method consisted of an analysis of the offering yields compared to the current yields on publicly traded debt securities. Under the Credit Spread Analysis, the Company first examined the implied credit spreads of the United States Federal Reserve. Based on this analysis the Company was able to assess the credit market. The fair value of the Company’s senior credit facilities and Laminar Note as of June 30, 2012 was determined to be approximately $174,200,000. The fair value of the Company’s other debt of $1,132,000 approximates or would not vary significantly from its carrying values due to current market conditions and other factors.

Under the provisions of FASB ASC Topic 825, Financial Instruments, the carrying value of the Company’s other financial instruments (consisting primarily of cash and cash equivalents, net receivables, trade payables and accrued liabilities) approximate fair value.

Credit Risk and Allowance for Doubtful Accounts

Financial instruments potentially exposing the Company to concentrations of credit risk consist primarily of receivables. Concentrations of credit risk with respect to receivables are limited due to the large number of customers spread over a large geographic area in many industry sectors. However, in the U.S. a significant portion of the Company’s business activity is with companies in the construction industry. Revenues and trade receivables from this industry totaled $19,831,000 and $3,895,000 during FY 2011 and at June 30, 2011, respectively; and $23,344,000 and $3,188,000 during FY 2012 and at June 30, 2012, respectively.

The Company’s receivables related to sales are generally secured by the equipment sold to the customer. The Company’s receivables related to its lease operations are primarily amounts generated from both off-site and on-site customers. The Company has the right to repossess lease equipment for nonpayment. It is the Company’s policy that all customers who wish to purchase or lease containers on credit terms are subject to credit verification procedures and the Company will agree to terms with customers believed to be creditworthy. In addition, receivable balances are monitored on an ongoing basis with the result that the Company’s exposure to bad debts is not significant. Net allowance for doubtful accounts provided and uncollectible accounts written off, net of recoveries, was $954,000 and $1,078,000 and $1,204,000 and 1,000,000 for FY 2011 and FY 2012, respectively. The translation gain to the allowance for doubtful accounts for FY 2011 and FY 2012 was $127,000 and $3,000, respectively.

With respect to credit risk arising from the other significant financial assets of the Company, which comprise cash and cash equivalents, available-for-sale financial assets and certain derivative instruments, the Company’s exposure to credit risk arises from default of the counter party, with a maximum exposure equal to the carrying amount of these instruments. As the counter party for derivative instruments is nearly always a bank, the Company has assessed this as a low risk.